Commission and Fee Income - Net commission and fee income and expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net commission and fee income and expense:
Net commission and fee income	€ 14,190	€ 13,190	€ 11,657
Commissions and fee expense	3,299	2,818	2,452
Net commission and fee income	10,891	10,372	9,206
Deutsche Bank AG
Net commission and fee income and expense:
Net commission and fee income	14,190	13,190	11,657
Commissions and fee expense	3,299	2,818	2,452
Net commission and fee income	€ 10,891	€ 10,372	€ 9,206